ADVANCED SERIES TRUST

AST AQR Large-Cap Portfolio

AST Cohen and Steers Realty Portfolio

AST FI Pyramis® Quantitative Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Herndon Large-Cap Value Portfolio

AST Lord Abbett Core Fixed Income Portfolio

AST Neuberger Berman Core Bond Portfolio

AST Western Asset Core Plus Bond Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Advanced Series Trust,

dated April 28, 2014

PRUDENTIAL SERIES FUND

Natural Resources Portfolio

Stock Index Portfolio

Supplement dated June 27, 2014 to the

Prospectus and Summary Prospectus of Prudential Series Fund,

dated April 30, 2014

This supplement should be read in conjunction with your Advanced Series Trust (AST) Prospectus and Summary Prospectuses, dated April 28, 2014, and Prudential Series Fund (PSF) Prospectus and Summary Prospectuses, dated April 30, 2014, and should be retained for future reference. These changes are expected to become effective on or about July 1, 2014. The portfolios of AST and PSF (the Portfolios) discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the AST Prospectus or PSF Prospectus, as applicable.

A.	AST AQR Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST AQR Large-Cap Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.72%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement[1]	-0.24%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.24% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST AQR Large-Cap Portfolio	$60	$241	$437	$1,003

B.	AST Cohen & Steers Realty Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Cohen & Steers Realty Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.98%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement[1]	-0.07%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	1.04%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.07% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty Portfolio	$106	$346	$605	$1,345

C.	AST FI Pyramis® Quantitative Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST FI Pyramis® Quantitative Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.81%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement[1]	-0.14%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.137% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST FI Pyramis® Quantitative Portfolio	$81	$283	$501	$1,130

D.	AST Goldman Sachs Mid-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Goldman Sachs Mid-Cap Growth Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.98%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement[1]	-0.05%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	1.06%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.053% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Mid-Cap Growth Portfolio	$108	$348	$607	$1,347

E.	AST Herndon Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Herndon Large-Cap Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.96%
Fee Waiver and/or Expense Reimbursement[1]	-0.15%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.81%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.15% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Herndon Large-Cap Portfolio	$83	$291	$516	$1,164

F.	AST Lord Abbett Core Fixed Income Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Lord Abbett Core Fixed Income Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.77%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.89%
Fee Waiver and/or Expense Reimbursement[1]	-0.29%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.60%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.16% of their investment management fees through June 30, 2015. In addition, the Investment Managers have contractually agreed through June 30, 2015 to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio's average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio's average daily net assets in excess of $1 billion. Each contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Lord Abbett Core Fixed Income Portfolio	$61	$255	$465	$1,069

G.	AST Neuberger Berman Core Bond Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Neuberger Berman Core Bond Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.68%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement[1]	-0.14%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.68%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.14% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Neuberger Berman Core Bond Portfolio	$69	$248	$441	$1,001

H.	AST Western Asset Core Plus Bond Portfolio: Revision to Portfolio Fees and Expenses

The AST Prospectus and the Summary Prospectus for the AST Western Asset Core Plus Bond Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.67%
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement[1]	-0.20%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.20% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Core Plus Bond Portfolio	$60	$232	$419	$959

I.	PSF Natural Resources Portfolio: Revision to Portfolio Fees and Expenses

The PSF Prospectus and the Summary Prospectus for the PSF Natural Resources Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I shares	Class II shares
Management Fee	0.45%	0.45%
+ Distribution and/or Service Fees (12b-1 fees)	None	0.25%
+ Administration Fees	None	0.15%
+ Other Expenses	0.06%	0.06%
= Total Annual Portfolio Operating Expenses	0.51%	0.91%
Fee Waiver and/or Expense Reimbursement[1]	-0.05%	-0.05%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.46%	0.86%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.05% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Natural Resources Class I Shares	$47	$159	$280	$636
Natural Resources Class II Shares	$88	$285	$499	$1,115

J.	PSF Stock Index Portfolio: Revision to Portfolio Fees and Expenses

The PSF Prospectus and the Summary Prospectus for the PSF Stock Index Portfolio are revised as follows:

I.	The following table replaces the table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I shares
Management Fee	0.35%
+ Distribution and/or Service Fees (12b-1 fees)	None
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement[1]	-0.05%
Total Annual Portfolio Expenses After Fee Waiver and/or Expense Reimbursement	0.32%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.05% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust's Board of Trustees.

II.	The following table replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus and the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Stock Index Class I Shares	$38	$130	$230	$525